Shareholder Report, Average Annual Return (Details)	3 Months Ended	4 Months Ended	6 Months Ended	11 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Genter Capital Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.86%)	0.89%
Genter Capital International Dividend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%	13.41%
Genter Capital Taxable Quality Intermediate ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%		3.09%	6.68%
Genter Capital Municipal Quality Intermediate ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%		1.10%	3.42%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.50%)	(4.07%)
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.36%)	(0.21%)
MSCI EAFE Value index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	17.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%		2.57%	5.86%
Bloomberg Intermediate US Gov/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%		3.37%	6.68%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.52%)		(0.78%)	1.02%
Bloomberg Municipal Bond 5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)		0.40%	2.67%